CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Mar. 31, 2021
CURRENT ASSETS
Cash	$ 741,868	$ 1,190,616
Short-term investments	56,021	0
Accounts receivable, net	1,653	183,690
Accounts receivable - related party	0	286,272
Prepaid and other receivable	179,647	81,522
Inventories		839,390
Due from related parties	432,676	3,104,042
Loan receivable - current	131,036	0
Related parties loan receivable - current	0	105,898
Total current assets	1,542,901	5,791,430
Restricted cash – non-current	67,821	0
Property, plant and equipment, net	23,240,470	4,469,767
Right of use assets	958,477	35,445
Intangible assets, net	1,082,061	428,061
Acquisition deposits	7,364,241	2,496,790
Goodwill	1,030,399	0
Loan receivable	0	127,232
Deferred offering cost	940,214	0
Related parties loan receivable – non-current	0	318,377
TOTAL ASSETS	36,226,584	13,667,102
CURRENT LIABILITIES
Accounts payable	278,544	50,198
Accrued liabilities	1,465,318	120,149
Other tax payable	1,435,045	1,020,329
Due to related parties	7,219,022	1,471,191
Deferred revenue	532,520	201,169
Lease liability - current	211,600	16,150
Bank loans - current	542,264	172,629
Income tax payable	1,598,153	1,116,024
Total current liabilities	13,282,466	4,167,839
Deferred tax liabilities	243,762	33,627
Lease liability, non-current	746,877	19,295
Bank loans, non-current	18,278,316	6,214,428
TOTAL LIABILITIES	32,551,421	10,435,189
Commitments
EQUITY
Common shares, no par value, unlimited shares authorized, 35,000,000 issued and outstanding	0	0
Additional paid-in capital	665,985	665,985
Retained earnings	2,587,747	2,577,998
Accumulated other comprehensive income	185,179	163,295
Total shareholders’ equity attributable to the Company	3,438,911	3,407,278
Noncontrolling interest	236,252	(175,365)
Total shareholders’ equity	3,675,163	3,231,913
TOTAL LIABILITIES AND EQUITY	$ 36,226,584	$ 13,667,102